Fair value measurement (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Recurring | Level 2
Assets measured at fair value
Short-term investments (a)	[1]	¥ 3,621,637	¥ 1,473,349

[1]	Short-term investments represent structured deposits and the Group values these short-term investments based on quoted prices of similar products provided by banks at the end of each year, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.